PROPERTY, PLANT EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
PROPERTY, PLANT EQUIPMENT
Less: accumulated depreciation	$ (126,690)	$ (63,983)
Total property, plant & equipment, net	20,858,735	7,822,463	$ 0
Property, plant & equipment, net		141,806
property, plant & equipment, Gross	20,985,425	7,886,446
Autos and Vehicles
PROPERTY, PLANT EQUIPMENT
Property, plant & equipment, net		87,204
property, plant & equipment, Gross	146,432	146,432
Equipment
PROPERTY, PLANT EQUIPMENT
Property, plant & equipment, net		54,603
Other Equipment Member
property, plant & equipment, Gross	59,047	59,358
Solar Equipment [Member]
property, plant & equipment, Gross	$ 20,779,946	$ 7,680,657